Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Assets (Liabilities) Measured On Recurring Basis
		September 30,	Fair Value Measurements Using
		2013	Level 1	Level 2	Level 3
	Financial assets (liabilities):
	Forward currency exchange contracts	$(790)	$-	$(790)	$-
	Nonqualified savings plan assets (a)	13,455	13,455	-	-
	Total	$12,665	$13,455	$(790)	$-

		September 30,	Fair Value Measurements Using
		2012	Level 1	Level 2	Level 3
	Financial assets (liabilities):
	Forward currency exchange contracts	$(307)	$-	$(307)	$-
	Nonqualified savings plan assets (a)	10,990	10,990	-	-
	Marketable securities(b)	6,426	6,426	-	-
	Total	$17,109	$17,416	$(307)	$-

		December 31,	Fair Value Measurements Using
		2012	Level 1	Level 2	Level 3
	Financial assets (liabilities):
	Forward currency exchange contracts	$(406)	$-	$(406)	$-
	Nonqualified savings plan assets (a)	11,347	11,347	-	-
	Marketable securities(b)	6,042	6,042	-	-
	Total	$16,983	$17,389	$(406)	$-
(a)a	The nonqualified savings plan assets have an offsetting liability of equal amount, which is included in “Accounts payable and accrued expenses” in the Company's consolidated balance sheets.
(b)a a a	Cumulative unrealized total gains, net of tax, on these equity securities of $0.5 million and $0.3 million as of September 30, 2012 and December 31, 2012, respectively, are recorded in “Accumulated other comprehensive income (loss)” in the Company's consolidated statements of equity. These marketable securities were sold during the second quarter of 2013. See Note 7 for further discussion.

			December 31,	Fair Value Measurements Using
			2012	Level 1	Level 2	Level 3
	Financial assets (liabilities):
	Interest rate contracts[1]		$-	$-	$-	$-
	Forward currency exchange contracts	1	(406)	-	(406)	-
	Nonqualified savings plan assets (a)		11,347	11,347	-	-
	Marketable securities(b)		6,042	6,042	-	-
	Total		$16,983	$17,389	$(406)	$-

			December 31,	Fair Value Measurements Using
			2011	Level 1	Level 2	Level 3
	Financial assets (liabilities):
	Forward currency exchange contracts		260	-	260	-
	Nonqualified savings plan assets (a)		8,264	8,264	-	-
	Marketable securities(b)		4,412	4,412	-	-
	Total		$12,936	$12,676	$260	$-

(a)a a	The nonqualified savings plan assets have an offsetting liability of equal amount, which is included in "Accounts payable and accrued expenses" in the Company's consolidated balance sheets.
(b)a a a	Cumulative unrealized total gains/(losses), net of tax, on these equity securities of $0.3 million and ($0.8) million as of December 31, 2012 and 2011, respectively, are recorded in "Accumulated other comprehensive income (loss)" in the Company's consolidated statements of equity.

Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Required To Be Disclosed
	Carrying Value	Estimated Fair Value
	September 30,	September 30,	Fair Value Measurement Using
	2013	2013	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$84,096	$84,096	$84,096	$-	$-
Pawn loans	253,678	253,678	-	-	253,678
Consumer loans, net	328,281	328,281	-	-	328,281
Pawn loan fees and service charges receivable	50,090	50,090	-	-	50,090
Total	$716,145	$716,145	$84,096	$-	$632,049

Financial liabilities:
Domestic and Multi-currency Line of credit	$120,225	$126,260	$-	$126,260	$-
Senior unsecured notes	455,872	445,888	-	445,888	-
2029 Convertible Notes	106,752	195,612	-	195,612	-
Total	$682,849	$767,760	$-	$767,760	$-

	Carrying Value	Estimated Fair Value
	September 30,	September 30,	Fair Value Measurement Using
	2012	2012	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$78,663	$78,663	$78,663	$-	$-
Pawn loans	254,077	254,077	-	-	254,077
Consumer loans, net	256,825	256,825	-	-	256,825
Pawn loan fees and service charges receivable	48,771	48,771	-	-	48,771
Total	$638,336	$638,336	$78,663	$-	$559,673

Financial liabilities:
Domestic and Multi-currency Line of credit	$288,266	$295,747	$-	$295,747	$-
Senior unsecured notes	191,810	190,574	-	190,574	-
2029 Convertible Notes	109,387	184,431	-	184,431	-
Total	$589,463	$670,752	$-	$670,752	$-

	Carrying Value	Estimated Fair Value
	December 31,	December 31,	Fair Value Measurement Using
	2012	2012	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$63,134	$63,134	$63,134	$-	$-
Pawn loans	244,640	244,640	-	-	244,640
Consumer loans, net	289,418	289,418	-	-	289,418
Pawn loan fees and service charges receivable	48,991	48,991	-	-	48,991
Total	$646,183	$646,183	$63,134	$-	$583,049

Financial liabilities:
Domestic and Multi-currency Line of credit	$301,011	$309,969	$-	$309,969	$-
Senior unsecured notes	167,122	165,961	-	165,961	-
2029 Convertible Notes	110,197	186,300	-	186,300	-
Total	$578,330	$662,230	$-	$662,230	$-

	Carrying Value	Estimated Fair Value
	December 31,	December 31,	Fair Value Measurement Using
	2012	2012	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$63,134	$63,134	$63,134	$-	$-
Pawn loans	244,640	244,640	-	-	244,640
Consumer loans, net	289,418	289,418	-	-	289,418
Pawn loan fees and service charges receivable	48,991	48,991	-	-	48,991
Total	$646,183	$646,183	$63,134	$-	$583,049

Financial liabilities:
Domestic and Multi-currency Line of credit	$301,011	$309,969	$-	$309,969	$-
Senior unsecured notes	167,122	165,961	-	165,961	-
2009 Convertible Notes	110,197	186,300	-	186,300	-
Total	$578,330	$662,230	$-	$662,230	$-

	Carrying Value	Estimated Fair Value
	December 31,	December 31,	Fair Value Measurement Using
	2011	2011	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$62,542	$62,542	$62,542	$-	$-
Pawn loans	253,519	253,519	-	-	253,519
Consumer loans, net	222,778	222,778	-	-	222,778
Pawn loan fees and service charges receivable	48,003	48,003	-	-	48,003
Total	$586,842	$586,842	$62,542	$-	$524,300

Financial liabilities:
Domestic and Multi-currency Line of credit	$280,839	$291,983	$-	$291,983	$-
Senior unsecured notes	149,394	147,721	-	147,721	-
2009 Convertible Notes	107,058	220,642	-	220,642	-
Total	$537,291	$660,346	$-	$660,346	$-